Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Exchange Rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate			Average rate
1 US dollar equals:	31 December 2019	31 December 2018	31 December 2017	31 December 2019	31 December 2018	31 December 2017
Argentinean peso	59.890668	37.807879	18.774210	—	—	16.580667
Australian dollar	1.423804	1.416593	1.279580	1.438543	1.334300	1.308997
Brazilian real	4.030696	3.874806	3.308005	3.940998	3.634827	3.201667
Canadian dollar	1.299449	1.362882	1.253982	1.329140	1.293896	1.303248
Colombian peso	3 272.63	3 246.70	2 988.60	3 305.84	2 967.36	2 965.94
Chinese yuan	6.961461	6.877787	6.507500	6.886265	6.581607	6.785290
Euro	0.890155	0.873362	0.833819	0.892577	0.845697	0.886817
Mexican peso	18.845242	19.682728	19.735828	19.334915	19.195084	18.811612
Pound sterling	0.757344	0.781249	0.739790	0.784062	0.750773	0.773029
Peruvian nuevo sol	3.317006	3.369998	3.244558	3.346670	3.284477	3.267432
South Korean won	1 154.54	1 115.40	1 067.63	1 160.69	1 095.46	1 134.04
South African rand	14.044287	14.374909	12.345193	14.512975	13.105486	13.338803

Summary of Estimated Useful Live of Assets Expected Utility
The estimated useful lives are defined in terms of the asset’s expected utility to the company and can vary from one geographical area to another. On average the estimated useful lives are as follows:

Industrial buildings – other real estate properties	20 - 50 years
Production plant and equipment:
Production equipment	10 - 15 years
Storage, packaging and handling equipment	5 - 7 years
Returnable packaging:
Kegs	2 - 10 years
Crates	2 - 10 years
Bottles	2 - 5 years
Point of sale furniture and equipment	5 years
Vehicles	5 years
Information processing equipment	3 - 5 years